Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and Non-PEO NEOs and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.
Year	Summary Compensation Table Total for Jack Khattar(1) ($)	Compensation Actually Paid to Jack Khattar(1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on:(4)		Net Income ($ Millions)	Gross Product Sales ($ Millions)(5)
					Total Shareholder Return (“TSR”) ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	10,012,717	11,056,323	1,167,214	1,433,071	150.38	113.65	61	1,181
2021	8,116,721	7,914,950	979,005	601,468	122.93	126.45	53	1,021
2020	6,669,046	6,134,966	1,204,624	939,602	106.07	126.42	127	951
1.   Jack Khattar was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
2020	2021	2022
James P. Kelly1 and Gregory S. Patrick2	Timothy C. Dec3 and James P. Kelly	Timothy C. Dec
Stefan K.F. Schwabe, M.D., Ph.D.	Jonathan Rubin, MD	Jonathan Rubin, MD
Padmanabh P. Bhatt, Ph.D.	Padmanabh P. Bhatt, Ph.D.	Padmanabh P. Bhatt, Ph.D.
Tami Martin, R.N., Esq.	Tami Martin, R.N., Esq.	Frank Mottola
2.   The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
3.   Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Inclusion of Equity Values column are set forth in the table further below.
Year	Summary Compensation Table Total for Jack Khattar ($)	Exclusion of Stock Awards and Option Awards for Jack Khattar ($)	Inclusion of Equity Values for Jack Khattar ($)	Compensation Actually Paid to Jack Khattar ($)
2022	10,012,717	(8,383,750)	9,427,356	11,056,323
2021	8,116,721	(6,341,179)	6,139,408	7,914,950
2020	6,669,046	(4,988,696)	4,454,616	6,134,966

1
Mr. Kelly joined the Company as Executive Vice-President and Chief Financial Officer on October 12, 2020 and served in such capacity until August 13, 2021.

2
Mr. Patrick, who served as the Company’s Senior Vice President and Chief Financial Officer, retired from the Company effective November 17, 2020, and did not receive a performance bonus for 2020.

3
Mr. Dec began serving as our Senior Vice President, Chief Financial Officer as of August 23, 2021.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,167,214	(585,346)	851,203	1,433,071
2021	979,005	(475,728)	98,191	601,468
2020	1,204,624	(769,998)	504,976	939,602
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jack Khattar ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jack Khattar ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jack Khattar ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jack Khattar ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Jack Khattar ($)	Total – Inclusion of Equity Values for Jack Khattar ($)
2022	7,084,584	1,792,665	—	550,107	—	9,427,356
2021	3,805,003	597,223	1,053,200	683,982	—	6,139,408
2020	3,861,800	(156,871)	749,687	—	—	4,454,616
Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total– Average Inclusion of Equity Values for Non- PEO NEOs ($)
2022	590,102	218,751	—	42,350	—	851,203
2021	415,633	25,532	—	26,566	(369,540)	98,191
2020	510,473	(5,497)	—	—	—	504,976
4.   The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance. Cumulative TSR is calculated by dividing (i) the sum of (a) the cumulative amount of any dividends for the measurement period and (b) the change in the company’s share price during the measurement period by (ii) the share price at the beginning of the measurement period. This assumes dividend reinvestment.
5.   We determined Gross Product Sales to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Gross Product Sales
Named Executive Officers, Footnote [Text Block]
1.   Jack Khattar was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
2020	2021	2022
James P. Kelly1 and Gregory S. Patrick2	Timothy C. Dec3 and James P. Kelly	Timothy C. Dec
Stefan K.F. Schwabe, M.D., Ph.D.	Jonathan Rubin, MD	Jonathan Rubin, MD
Padmanabh P. Bhatt, Ph.D.	Padmanabh P. Bhatt, Ph.D.	Padmanabh P. Bhatt, Ph.D.
Tami Martin, R.N., Esq.	Tami Martin, R.N., Esq.	Frank Mottola
1
Mr. Kelly joined the Company as Executive Vice-President and Chief Financial Officer on October 12, 2020 and served in such capacity until August 13, 2021.

2
Mr. Patrick, who served as the Company’s Senior Vice President and Chief Financial Officer, retired from the Company effective November 17, 2020, and did not receive a performance bonus for 2020.

3
Mr. Dec began serving as our Senior Vice President, Chief Financial Officer as of August 23, 2021.

Peer Group Issuers, Footnote [Text Block]
4.   The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance. Cumulative TSR is calculated by dividing (i) the sum of (a) the cumulative amount of any dividends for the measurement period and (b) the change in the company’s share price during the measurement period by (ii) the share price at the beginning of the measurement period. This assumes dividend reinvestment.

PEO Total Compensation Amount	$ 10,012,717	$ 8,116,721	$ 6,669,046
PEO Actually Paid Compensation Amount	$ 11,056,323	7,914,950	6,134,966
Adjustment To PEO Compensation, Footnote [Text Block]
3.   Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Inclusion of Equity Values column are set forth in the table further below.
Year	Summary Compensation Table Total for Jack Khattar ($)	Exclusion of Stock Awards and Option Awards for Jack Khattar ($)	Inclusion of Equity Values for Jack Khattar ($)	Compensation Actually Paid to Jack Khattar ($)
2022	10,012,717	(8,383,750)	9,427,356	11,056,323
2021	8,116,721	(6,341,179)	6,139,408	7,914,950
2020	6,669,046	(4,988,696)	4,454,616	6,134,966
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Jack Khattar ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Jack Khattar ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Jack Khattar ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Jack Khattar ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Jack Khattar ($)	Total – Inclusion of Equity Values for Jack Khattar ($)
2022	7,084,584	1,792,665	—	550,107	—	9,427,356
2021	3,805,003	597,223	1,053,200	683,982	—	6,139,408
2020	3,861,800	(156,871)	749,687	—	—	4,454,616

Non-PEO NEO Average Total Compensation Amount	$ 1,167,214	979,005	1,204,624
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,433,071	601,468	939,602
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
3.   Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Inclusion of Equity Values column are set forth in the table further below.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	1,167,214	(585,346)	851,203	1,433,071
2021	979,005	(475,728)	98,191	601,468
2020	1,204,624	(769,998)	504,976	939,602
Year	Average Year- End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non- PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non- PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total– Average Inclusion of Equity Values for Non- PEO NEOs ($)
2022	590,102	218,751	—	42,350	—	851,203
2021	415,633	25,532	—	26,566	(369,540)	98,191
2020	510,473	(5,497)	—	—	—	504,976

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.
Net Income included in the preceding chart is calculated in accordance with GAAP (Generally Accepted Accounting Principles). During 2020, 2021 and 2022, the Company accrued amortization expenses for intangible assets of $15.7 million, $30.0 million and $82.6 million, respectively. Amortization of intangible assets increased during 2021 and 2022 primarily due to the amortization of definitive-lived intangible assets acquired in the Adamas and US WorldMeds acquisitions.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Gross Product Sales
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Gross Product Sales during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR
The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the NASDAQ Biotechnology Index over the same period.

Tabular List [Table Text Block]
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2022 to Company performance. The measures in this table are not ranked.
Gross Product Sales Operating Income

Total Shareholder Return Amount	$ 150.38	122.93	106.07
Peer Group Total Shareholder Return Amount	113.65	126.45	126.42
Net Income (Loss)	$ 61,000,000	$ 53,000,000	$ 127,000,000
Company Selected Measure Amount	1,181	1,021	951
PEO Name	Jack Khattar
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Gross Product Sales
Non-GAAP Measure Description [Text Block]
5.   We determined Gross Product Sales to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
PEO [Member] | Equity Awards Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,383,750)	$ (6,341,179)	$ (4,988,696)
PEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,427,356	6,139,408	4,454,616
PEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,084,584	3,805,003	3,861,800
PEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,792,665	597,223	(156,871)
PEO [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,053,200	749,687
PEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	550,107	683,982
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(585,346)	(475,728)	(769,998)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	851,203	98,191	504,976
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	590,102	415,633	510,473
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	218,751	25,532	$ (5,497)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 42,350	26,566
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (369,540)